Pro Forma Net Loss Per Common Share (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Income Loss Per Common Share [Line Items]
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	2,070,013	1,921,705	1,933,672	1,689,894	1,419,066
Pro Forma
Net Income Loss Per Common Share [Line Items]
Pro forma adjustment to reflect the assumed conversion of preferred stock	11,522,793		10,657,030
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	13,592,806		12,590,702